Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues:
Loss of hire insurance recoveries		$ 607,000	$ 5,970,000	$ 2,840,000
Other income		2,185,000	2,086,000	1,943,000
Total revenues		364,443,000	318,599,000	290,716,000
Gain from disposal of vessel		1,342,000	703,000
Operating expenses:
Vessel operating expenses		132,030,000	108,519,000	93,351,000
Voyage expenses and commission		1,746,000	3,600,000	5,536,000
Depreciation		119,703,000	111,817,000	110,902,000
Impairment		20,259,000	16,384,000	49,649,000
General and administrative expenses		7,398,000	6,067,000	6,142,000
Total operating expenses		281,136,000	246,387,000	265,580,000
Operating income		84,649,000	72,915,000	25,136,000
Finance income (expense):
Interest income		3,571,000	3,636,000	3,468,000
Interest expense		(62,030,000)	(67,352,000)	(72,070,000)
Other finance expense		(755,000)	(358,000)	(589,000)
Realized and unrealized gain (loss) on derivative instruments		(924,000)	6,798,000	5,369,000
Net loss on foreign currency transactions		(89,000)	(943,000)	(237,000)
Total finance expense		(60,227,000)	(58,219,000)	(64,059,000)
Income (loss) before income taxes		24,422,000	14,696,000	(38,923,000)
Income tax benefit (expense)		(1,163,000)	(631,000)	4,595,000
Net income (loss)	[1]	23,259,000	14,065,000	(34,328,000)
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers		361,185,000	306,915,000	277,084,000
Voyage revenues
Operating revenues:
Revenue from contract with customers		$ 466,000	$ 3,628,000	$ 8,849,000

[1]	Included in net income is interest paid amounting to $60.4 million, $65.7 million and $69.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.